COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses
Total	$ 94,289,712	$ 82,925,021	$ 71,870,346
Promotions related with credit cards
Other operating expenses
Total	4,750,720	5,400,008	5,516,101
Turnover tax
Other operating expenses
Total	54,968,898	53,620,247	49,385,226
Fair value on initial recognition of loans
Other operating expenses
Total	207,342	479,836	1,193,719
Contributions made to deposit insurance system
Other operating expenses
Total	2,350,765	2,787,276	2,981,108
Loan and credit card balance adjustments
Other operating expenses
Total	1,241,563	3,047,451	1,138,924
Interest on liabilities for financial leases
Other operating expenses
Total	33,690	1,555,148	1,633,744
Coverage services
Other operating expenses
Total	27,556	42,850	99,604
Others allowances
Other operating expenses
Total	10,957,512	7,279,351	3,615,679
Devaluation of investment properties
Other operating expenses
Total	7,012,278	2,503,275	2,675,231
Other
Other operating expenses
Total	$ 12,739,388	$ 6,209,579	$ 3,631,010